Document And Entity Information	Aug. 12, 2024
Document Information [Line Items]
Entity, Registrant Name	MULLEN AUTOMOTIVE INC.
Document, Type	8-K
Document, Period End Date	Aug. 12, 2024
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-34887
Entity, Tax Identification Number	86-3289406
Entity, Address, Address Line One	1405 Pioneer Street
Entity, Address, City or Town	Brea
Entity, Address, State or Province	CA
Entity, Address, Postal Zip Code	92821
City Area Code	714
Local Phone Number	613-1900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001499961
CommonStock Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock
Trading Symbol	MULN
Security Exchange Name	NASDAQ
RightsToPurchase Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Rights to Purchase
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true